Long Term Loan	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG TERM LOAN

NOTE 10 – LONG TERM LOAN

During September 2021, Nanox Korea entered into a 3 years Loan agreement with a Korean Bank, according to which the Bank granted the Company a loan in the amount of $3.8 million. The loan bears an annual interest at a rate of 3 months KORIBOR and 1.149% , whereas interest payments are due on a monthly basis and the principal is due in the end of the loan term. The bank received a floating charge on the Company’s asset.